Unaudited Condensed Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Unaudited Condensed Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 20,974	128,721	115,330
Direct costs	(3,991)	(24,492)	(24,389)
Gross profit	16,983	104,229	90,941
Operating expenses
Research and development	(411)	(2,523)	(2,263)
Sales and marketing	(4,631)	(28,424)	(19,220)
General and administrative	(4,465)	(27,402)	(25,060)
Total operating expenses	(9,507)	(58,349)	(46,543)
Operating income	7,476	45,880	44,398
Other expense, net
Interest income	681	4,182	3,329
Interest expense	(2,405)	(14,758)	(10,176)
Exchange gain/(loss)	(20)	(124)	10
Dividend income	1,421	8,722	2,420
Others	86	530	236
Total other expense, net	(237)	(1,448)	(4,181)
Income before income tax	7,239	44,432	40,217
Income tax expense	(1,853)	(11,373)	(6,335)
Net income	5,386	33,059	33,882
Net income attributable to non-controlling interests	(25)	(153)	(2,789)
Net income attributable to China Cord Blood Corporation's shareholders	5,361	32,906	31,093
Net income per share: Attributable to ordinary shares
- Basic	$ 0.07	0.40	0.41
- Diluted	$ 0.07	0.40	0.41
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	1,109	6,805	(1,417)
- Net unrealized (loss)/gain in available-for-sale equity securities, net of nil tax	3,966	24,338	(22,574)
Comprehensive income	10,461	64,202	9,891
Comprehensive income attributable to non-controlling interests	(25)	(153)	(2,787)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 10,436	64,049	7,104